Financial Assets At Fair Value Through Profit or Loss - Disclosure of Financial Assets At Fair Value Through Profit Or Loss (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial instruments at fair value through profit or loss [line items]
Financial assets at fair value through profit or loss	¥ 28,892,604	¥ 29,089,447
Trust plans [member]
Disclosure of financial instruments at fair value through profit or loss [line items]
Financial assets at fair value through profit or loss	12,870,055	3,890,549
Bank wealth management products [member]
Disclosure of financial instruments at fair value through profit or loss [line items]
Financial assets at fair value through profit or loss	4,990,342	7,563,450
Mutual funds [member]
Disclosure of financial instruments at fair value through profit or loss [line items]
Financial assets at fair value through profit or loss	4,979,600	7,125,498
Asset management plans [member]
Disclosure of financial instruments at fair value through profit or loss [line items]
Financial assets at fair value through profit or loss	3,201,711	5,009,713
Structured deposits [member]
Disclosure of financial instruments at fair value through profit or loss [line items]
Financial assets at fair value through profit or loss	804,897	2,406,785
Private fund and other equity investments [member]
Disclosure of financial instruments at fair value through profit or loss [line items]
Financial assets at fair value through profit or loss	659,406	2,044,051
Corporate bonds [member]
Disclosure of financial instruments at fair value through profit or loss [line items]
Financial assets at fair value through profit or loss	43,083	46,435
Other debt investments [member]
Disclosure of financial instruments at fair value through profit or loss [line items]
Financial assets at fair value through profit or loss	¥ 1,343,510	¥ 1,002,966